PROPERTY, PLANT AND EQUIPMENT (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2016	Oct. 03, 2015	Oct. 01, 2016	Oct. 03, 2015	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Major components of property, plant and equipment
Property, plant and equipment, Gross	$ 407,223		$ 407,223		$ 382,182	$ 336,094
Less: accumulated depreciation and amortization	168,585		168,585		144,260	116,700
Property, plant and equipment, Net	238,638		238,638		237,922	219,394
Net book value of internally developed software costs	4,989		4,989		5,777	5,876
Depreciation of capitalized internal-use computer software costs	842	$ 839	2,382	$ 2,381	3,153	2,876	$ 2,512
Depreciation expense	8,423	$ 8,014	24,701	$ 23,096	31,149	28,182	$ 26,740
Land
Major components of property, plant and equipment
Property, plant and equipment, Gross	5,396		$ 5,396		$ 5,396	5,066
Land improvements
Major components of property, plant and equipment
Useful Life (years)			5 years		5 years
Property, plant and equipment, Gross	4,651		$ 4,651		$ 4,594	3,702
Buildings
Major components of property, plant and equipment
Property, plant and equipment, Gross	151,885		$ 151,885		$ 146,930	129,010
Buildings | Minimum
Major components of property, plant and equipment
Useful Life (years)			20 years		20 years
Buildings | Maximum
Major components of property, plant and equipment
Useful Life (years)			30 years		30 years
Machinery and equipment
Major components of property, plant and equipment
Property, plant and equipment, Gross	207,944		$ 207,944		$ 195,561	173,114
Machinery and equipment | Minimum
Major components of property, plant and equipment
Useful Life (years)			5 years		5 years
Machinery and equipment | Maximum
Major components of property, plant and equipment
Useful Life (years)			15 years		15 years
Software
Major components of property, plant and equipment
Property, plant and equipment, Gross	19,832		$ 19,832		$ 18,229	15,175
Software | Minimum
Major components of property, plant and equipment
Useful Life (years)			3 years		3 years
Software | Maximum
Major components of property, plant and equipment
Useful Life (years)			5 years		5 years
Furniture and fixtures
Major components of property, plant and equipment
Property, plant and equipment, Gross	2,724		$ 2,724		$ 2,421	1,914
Furniture and fixtures | Minimum
Major components of property, plant and equipment
Useful Life (years)			3 years		3 years
Furniture and fixtures | Maximum
Major components of property, plant and equipment
Useful Life (years)			10 years		10 years
Vehicles
Major components of property, plant and equipment
Property, plant and equipment, Gross	1,278		$ 1,278		$ 1,302	1,015
Vehicles | Minimum
Major components of property, plant and equipment
Useful Life (years)			2 years		2 years
Vehicles | Maximum
Major components of property, plant and equipment
Useful Life (years)			5 years		5 years
Construction in progress
Major components of property, plant and equipment
Property, plant and equipment, Gross	$ 13,513		$ 13,513		$ 7,749	$ 7,098